United
                    Municipal
                    High Income
                    Fund, Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1996

FUND MANAGER'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1996

Dear Shareholder:

     This report relates to the operation of United Municipal High Income Fund, Inc. for the fiscal year ended September 30, 1996. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

     During the first part of the fiscal year, the Federal Reserve lowered short-term interest rates in an attempt to stimulate a sluggish economy. As interest rates declined, the prices of long-term bonds rose, peaking during the beginning of the second fiscal quarter. An apparently strengthening economy during the first half of 1996 caused interest rates to rise and bond prices to decline. However, economic growth in fact had been moderate, and recent recognition of this resulted in interest rates returning close to where they began the year. Election-year proposals to balance the federal budget, reduce the size of government and cut taxes also contributed to market volatility.

     Consistent with the primary objective of the Fund to maximize tax-free income, we continued to search for investment opportunities in municipal bonds with comparatively higher yields. The Fund has continued to invest significantly in non-rated bonds and in more liquid medium-grade issues during the past fiscal year.

     The strategies and techniques we applied resulted in the Fund's performance exceeding that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Bond Index) and the universe of funds with similar investment objectives (the Lipper High Yield Municipal Bond Fund Universe Average). The superior performance of the Fund during the fiscal year resulted primarily from focusing on the maximization of yield, while avoiding major credit problems.

     We anticipate relatively stable interest rates as the new fiscal year begins. Economic growth is expected to remain moderate and indications are that inflation should continue at low levels. In this environment, we will continue attempting to identify municipal issues that offer attractive yields.

     Thank you for your continued confidence.


Respectfully,
John M. Holliday
Manager, United Municipal High Income Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    UNITED MUNICIPAL HIGH INCOME FUND, INC.,
                   THE LEHMAN BROTHERS MUNICIPAL BOND INDEX,
         AND THE LIPPER HIGH YIELD MUNICIPAL BOND FUND UNIVERSE AVERAGE

                                              Lipper
                                          High Yield
                      United   Lehman      Municipal
                      MunicipalBrothers         Bond
                      High IncomeMunicipal      Fund
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     09/30/86  Purchase$9,575  10,000         10,000
     09/30/87          9,917   10,050         10,037
     09/30/88         10,637   11,375         11,225
     09/30/89         11,848   12,363         12,273
     09/30/90         12,545   13,203         12,889
     09/30/91         14,095   14,944         14,275
     09/30/92         15,657   16,507         15,663
     09/30/93         17,813   18,609         17,600
     09/30/94         17,822   18,156         17,197
     09/30/95         19,717   20,187         18,828
     09/30/96         21,177   21,407         19,944

     ==== United Municipal High Income Fund, Inc.*-- $21,177
     ++++ Lehman Brothers Municipal Bond Index  -- $21,407
     ---- Lipper High Yield Municipal Bond Fund Universe Average - $19,944

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Annual Average Total Return
                    Class A+
         --------------------

Year Ended
   9/30/96          2.84%
5 Years Ended
   9/30/96          7.54%
10 Years Ended
   9/30/96          7.79%

 + Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal High Income Fund, Inc.

PORTFOLIO STRATEGY:
Ordinarily, at least 75%   OBJECTIVE:   High level of income
medium and lower rated                  which is not
Municipal Bonds                         subject to Federal income taxation.
                                        (Income may be
Generally less than 20%                 subject to state and
Taxable Debt Securities                 local taxes.  A portion may be subject
                                        to Federal
No more than 25% in                     taxes, including
industrial revenue                      alternative minimum tax.)
bonds of any one industry
                            STRATEGY:   Invests primarily in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax) in the medium- and lower-rated
                                        categories as classified by recognized
                                        rating agencies.  (May invest in
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        futures.)

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY

          PER SHARE DATA
For the Fiscal Year Ended September 30, 1996
--------------------------------------------
DIVIDENDS PAID                 $0.34
                               =====
NET ASSET VALUE ON
   9/30/96                     $5.31
   9/30/95                      5.27
                               -----
CHANGE PER SHARE               $0.04
                               =====

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      ------------  -------------
1-year period ended 9-30-96                      2.84%          7.40%
5-year period ended 9-30-96                      7.54%          8.48%
10-year period ended 9-30-96                     7.79%          8.26%


Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, United Municipal High Income Fund, Inc. had net assets totaling $399,823,693 invested in a diversified portfolio.

As a shareholder of United Municipal High Income Fund, Inc., for every $100 you had invested on September 30, 1996, your Fund owned:

 $24.80  Life Care/Nursing Center Revenue Bonds
  18.30  Other Municipal Bonds
  14.88  Industrial Development Revenue Bonds
  11.17  Hospital Revenue Bonds
   9.69  Airport Revenue Bonds
   5.35  Water and Sewer Revenue Bonds
   4.82  Resource Recovery Bonds
   3.48  Zero Coupon Municipal Bonds
   3.00  Lease/Certificates of Participation Bonds
   2.43  Housing Revenue Bonds
   2.08  Cash and Cash Equivalents


                    1996 TAX YEAR TAXABLE EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
If your Taxable Income is:
                            Your
                          Marginal    Equivalent Tax Free Yields
   Joint           Single   Tax         -----------------------------------
   Return          ReturnBracket Is    5%     6%      7%     8%
-----------------------------------------------------------------
$      0- 40,100$      0- 24,000      15%     5.88    7.06   8.24     9.41

$ 40,101- 96,900$ 24,001- 58,150      28%     6.94    8.33   9.72     11.11

$ 96,901-147,700$ 58,151-121,300      31%     7.25    8.70  10.14     11.59

$147,701-263,750$121,301-263,750      36%     7.81    9.38  10.94     12.50

$263,751 and above$263,751 and above  39.6%   8.28    9.93  11.59     13.25

Above table is for illustration only and does not represent the actual performance of United Municipal High Income Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 1.76%
 The Industrial Development Board of the Town of
   Courtland (Alabama), Solid Waste Disposal
   Revenue Bonds (Champion International
   Corporation Project), Series 1995A,
   6.5%, 9-1-2025 ........................   $ 5,000 $  4,987,500
 The Medical Clinic Board of the City of Ozark,
   Alabama, First Mortgage Revenue Bonds (United
   States Health & Housing Foundation, Inc.
   Project), Series 1988-A,
   10.0%, 10-1-2015 ......................     1,000    1,047,500
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds,
   Series 1992 (Guntersville-Arab
   Medical Center),
   7.0%, 10-1-2013 .......................     1,000    1,008,750
   Total .................................              7,043,750

ALASKA - 1.25%
 City of Seward, Alaska, Revenue Bonds, 1996
   (Alaska Sealife Center Project),
   7.65%, 10-1-2016 ......................     2,000    2,010,000
 Anchorage Parking Authority, Lease Revenue
   Refunding Bonds, Series 1993 (5th Avenue
   Garage Project),
   6.75%, 12-1-2008 ......................     1,500    1,565,625
 Alaska Industrial Development and Export
   Authority, Refunding Revenue Bonds, Series
   1989 (American President Lines Project),
   8.0%, 11-1-2009 .......................     1,320    1,419,000
   Total .................................              4,994,625

ARIZONA - 0.63%
 Hayden-Winkelman Unified School District
   No. 41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-2010 ........................     6,145    2,504,087

ARKANSAS - 0.44%
 The Fayetteville Public Facilities Board,
   Refunding and Improvement Revenue Bonds,
   Series 1989A (Butterfield Trail Village
   Project),
   9.5%, 9-1-2014 ........................     1,600    1,746,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA - 5.64%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (A) ....................   $11,925 $  7,453,125
 San Joaquin Hills Transportation Corridor
   Agency (Orange County, California):
   Junior Lien Toll Road Revenue Bonds,
   0.0%, 1-1-2002 ........................     2,755    2,014,594
   Senior Lien Toll Road Revenue Bonds,
   0.0%, 1-1-2011 (A) ....................     2,500    1,946,875
 Hi-Desert Memorial Hospital District,
   Revenue Bonds, Series 1994A,
   8.0%, 10-1-2019 .......................     3,000    3,146,250
 Huntington Beach Public Financing Authority
   (Orange County, California), 1992 Revenue
   Bonds (Huntington Beach Redevelopment
   Projects),
   7.0%, 8-1-2024 ........................     3,000    2,962,500
 Certificates of Participation (1991 Capital
   Improvement Project), Bella Vista Water
   District (California),
   7.375%, 10-1-2017 .....................     1,500    1,608,750
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 1,
   Tax Allocation Bonds, Series 1993B,
   6.0%, 10-1-2016 .......................     1,500    1,449,375
 Kings County Waste Management Authority,
   Solid Waste Revenue Bonds, Series 1994
   (California),
   7.2%, 10-1-2014 .......................     1,000    1,068,750
 Inglewood Public Financing Authority,
   1992 Revenue Bonds, Series C (In-Town,
   Manchester-Prairie and North Inglewood
   Industrial Park Redevelopment Projects-
   Housing Set-Aside Loans),
   7.0%, 5-1-2022 ........................       880      914,100
   Total .................................             22,564,319


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 4.41%
 City of Central, Gilpin County, Colorado:
   General Obligation Water Bonds:
   Series 1996,
   6.3%, 12-1-2011 .......................     2,250    2,174,062
   Series 1992,
   7.5%, 12-1-2012 .......................     1,500    1,713,750
   Water Revenue Bonds, Series 1991,
   8.625%, 9-15-2011 .....................       500      596,250
 City and County of Denver, Colorado,
   Airport System Revenue Bonds,
   Series 1994A,
   7.5%, 11-15-2023 ......................   $ 3,000 $  3,281,250
 City and County of Denver, Colorado,
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-2024 .......................     2,390    2,440,788
   7.875%, 3-1-2019 ......................       815      832,319
 City of Colorado Springs, Colorado,
   Airport System Revenue Bonds, Series 1992A,
   7.0%, 1-1-2022 ........................     2,200    2,301,750
 Pitkin County, Colorado, Lease Purchase
   Agreement, Certificates of Participation
   (County Administration Building Project),
   Series 1991,
   7.4%, 10-1-2011 .......................     1,500    1,610,625
 Mountain Village Metropolitan District, San
   Miguel County, Colorado, General
   Obligation Refunding Bonds, Series 1992,
   8.1%, 12-1-2011 .......................     1,435    1,576,706
 Bachelor Gulch Metropolitan District,
   Eagle County, Colorado, General Obligation
   Bonds, Series 1996,
   7.0%, 12-1-2015 .......................     1,095    1,084,050
   Total .................................             17,611,550


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CONNECTICUT - 1.53%
 Connecticut Development Authority, First
   Mortgage Gross Revenue Health Care
   Project Bonds, Church Homes, Inc.:
   Congregational Avery Heights Project -
   1990 Series,
   9.0%, 4-1-2020 ........................   $ 2,500 $  2,684,375
   Congregational Avery Nursing Facilities
   Project - 1991 Series,
   8.5%, 4-1-2021 ........................     1,490    1,577,537
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     2,000    1,860,000
   Total .................................              6,121,912

DISTRICT OF COLUMBIA - 1.27%
 Certificates of Participation, Series 1993,
   District of Columbia,
   7.3%, 1-1-2013 ........................     3,000    3,015,000
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-2013 ......................     2,000    2,070,000
   Total .................................              5,085,000

FLORIDA - 3.19%
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project),
   Series 1995A,
   7.75%, 5-1-2021 .......................     4,000    3,970,000
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-2013 ......................     4,060    3,948,350
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-2022 ........................     2,000    2,045,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-2016 ......................   $ 1,315 $  1,361,025
 The Lee County (Florida) Industrial
   Development Authority, Economic Development
   Revenue Refunding Bonds (Encore Nursing
   Center Partners, Ltd.-85 Project),
   Series 1992,
   8.125%, 12-1-2007 .....................       700      745,500
 Sarasota County (Florida) Health Facilities
   Authority, Health Care Facilities Revenue
   Bonds, Series 1996 (Sarasota Manatee
   Jewish Housing Council, Inc. Project),
   7.125%, 7-1-2026 ......................       700      685,125
   Total .................................             12,755,000

GUAM - 0.77%
 Guam Airport Authority, General Revenue
   Bonds, 1993 Series B,
   6.6%, 10-1-2010 .......................     3,000    3,075,000

IDAHO - 0.54%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating Rate Securities,
   8.57%, 2-15-2021 (B) ..................     2,000    2,167,500

ILLINOIS - 5.33%
 Illinois Health Facilities Authority:
   Revenue Refunding Bonds,
   Series 1995A (Fairview Obligated
   Group),
   7.125%, 8-15-2017 .....................     2,765    2,678,594
   Revenue Bonds, Series 1995 (Mercy
   Center for Health Care Services),
   6.375%, 10-1-2015 .....................     2,500    2,406,250


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS (Continued)
 City of Hillsboro, Montgomery County,
   Illinois, General Obligation Bonds
   (Alternate Revenue Source), Series 1991,
   7.5%, 12-1-2021 .......................   $ 2,640 $  2,834,700
 City of Chicago, Chicago-O'Hare
   International Airport, Special Facility
   Revenue Refunding Bonds, Series 1994
   (American Airlines, Inc. Project),
   8.2%, 12-1-2024 .......................     2,400    2,775,000
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-2020 ........................     2,500    2,409,375
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-2008 .......................     2,000    2,140,000
 Village of Hanover Park, Cook and DuPage
   Counties, Illinois, First Mortgage
   Revenue Bonds, Series 1989 (Windsor
   Park Manor Project),
   9.5%, 12-1-2014 .......................     2,000    2,107,500
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-2013 .....................     1,750    1,802,500
 Village of Bourbonnais, Kankakee County,
   Illinois, Sewerage Revenue Bonds,
   Series 1993,
   7.25%, 12-1-2012 ......................     1,085    1,146,031
 City of Eureka, Woodford County, Illinois,
   General Obligation Refunding Bonds
   (Alternate Revenue Source), Series 1993,
   6.25%, 7-1-2013 .......................     1,000      996,250
   Total .................................             21,296,200


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA - 5.67%
 Indianapolis Airport Authority, Special
   Facilities Revenue Bonds:
   Series 1995A, United Air Lines, Inc.,
   Indianapolis Maintenance Center Project,
   6.5%, 11-15-2031 ......................   $ 6,000 $  6,007,500
   Series 1994, Federal Express
   Corporation Project,
   7.1%, 1-15-2017 .......................     4,500    4,775,625
 Indiana Health Facility Financing Authority,
   Hospital Revenue Bonds, Series 1990
   (Hancock Memorial Hospital Project),
   8.3%, 8-15-2020 .......................     3,000    3,202,500
 City of East Chicago, Indiana, Pollution
   Control Refunding Revenue Bonds, Inland
   Steel Company Project No. 10,
   Series 1993,
   6.8%, 6-1-2013 ........................     3,000    3,000,000
 Indiana Development Finance Authority, Pollution
   Control Refunding Revenue Bonds (Inland Steel
   Company Project No. 12), Series 1995,
   6.85%, 12-1-2012 ......................     2,500    2,568,750
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-2008 ......................     1,500    1,631,250
 Indiana Health Facility Financing
   Authority, Hospital Revenue Bonds,
   Series 1992 (Fayette Memorial Hospital
   Project),
   7.2%, 10-1-2022 .......................     1,000    1,015,000
 Indiana Housing Finance Authority, Residential
   Mortgage Bonds, 1988 Series R-A,
   0.0%, 1-1-2013 ........................     1,885      473,606
   Total .................................             22,674,231


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
IOWA - 0.36%
 City of Ottumwa, Iowa, Hospital Facility
   Revenue Refunding and Improvement Bonds,
   Series 1993 (Ottumwa Regional Health
   Center, Incorporated),
   6.0%, 10-1-2018 .......................   $ 1,550  $ 1,431,813

KANSAS - 1.28%
 Kansas Development Finance Authority,
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-2011 ......................     2,790    2,967,862
 City of Prairie Village, Kansas, Claridge
   Court Project Revenue Bonds, Series 1993A:
   8.75%, 8-15-2023 ......................     1,000    1,087,500
   8.5%, 8-15-2004 .......................     1,000    1,056,250
   Total .................................              5,111,612

KENTUCKY - 1.06%
 Kenton County Airport Board (Commonwealth
   of Kentucky), Special Facilities Revenue
   Bonds, 1992 Series A (Delta Air Lines,
   Inc. Project),
   7.5%, 2-1-2020 ........................     3,000    3,210,000
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-2024 ........................     1,000    1,027,500
   Total .................................              4,237,500

LOUISIANA - 1.98%
 Parish of St. Charles, State of Louisiana:
   Environmental Revenue Bonds (Louisiana
   Power & Light Company Project),
   Series 1994-A,
   6.875%, 7-1-2024 ......................     2,750    2,866,875
   Pollution Control Revenue Bonds
   (Union Carbide Project),
   Series 1992,
   7.35%, 11-1-2022 ......................     2,000    2,150,000
 Board of Commissioners of the Port of New
   Orleans, Industrial Development Revenue
   Refunding Bonds (Continental Grain Company
   Project), Series 1993,
   7.5%, 7-1-2013 ........................     2,000    2,075,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 LaFourche Parish Home Mortgage Authority,
   Tax-Exempt Capital Appreciation Refunding
   Bonds, Series 1990-B, Class B-2,
   0.0%, 5-20-2014 .......................   $ 3,300 $    808,500
   Total .................................              7,900,375

MAINE - 0.69%
 Maine Veterans' Homes, Revenue Bonds,
   1995 Series,
   7.75%, 10-1-2020 ......................     2,810    2,778,387

MARYLAND - 1.08%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-2009 .....................     3,250    3,270,312
 Baltimore County, Maryland, Pollution
   Control Revenue Refunding Bonds,
   Series 1994A (Bethlehem Steel
   Corporation Project),
   7.55%, 6-1-2017 .......................     1,000    1,047,500
   Total .................................              4,317,812

MASSACHUSETTS - 5.58%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   8.625%, 10-1-2023 .....................     7,445    8,003,375
   Resource Recovery Revenue Bonds (SEMASS
   Project), Series 1991B,
   9.25%, 7-1-2015 .......................     5,000    5,656,250
   Revenue Bonds:
   Glenmeadow Retirement
   Community Project, Series 1996C:
   8.625%, 2-15-2026 .....................     2,200    2,150,500
   8.375%, 2-15-2018 .....................     1,260    1,219,050
   Beaver Country Day School Issue,
   Series 1992, Subseries A,
   8.1%, 3-1-2008 ........................     1,590    1,615,838
 Massachusetts Health and Educational
   Facilities Authority, Revenue Bonds,
   New England Deaconess Hospital Issue,
   Series D,
   6.875%, 4-1-2022 ......................     3,490    3,660,138
   Total .................................             22,305,151


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN - 0.50%
 Michigan Strategic Fund, Limited Obligation
   Revenue Bonds:
   Knollwood Corporation Project, Series A,
   10.146%, 10-1-2016 (C) ................   $ 1,300 $  1,105,000
   Mercy Services for Aging Project,
   Series 1990,
   9.4%, 5-15-2020 .......................       800      903,000
   Total .................................              2,008,000

MINNESOTA - 1.33%
 City of St. Anthony, Minnesota, Housing
   Development Refunding Revenue Bonds
   (Autumn Woods Project), Series 1992,
   6.875%, 7-1-2022 ......................     1,500    1,528,125
 City of Woodbury, Minnesota, Gross Revenue
   Golf Course Bonds, Series 1996B,
   6.75%, 2-1-2022 .......................     1,500    1,494,375
 Minneapolis Community Development Agency,
   Limited Tax Supported Development Revenue
   Bonds, Common Bond Fund Series 1995-1,
   7.25%, 12-1-2015 ......................     1,310    1,331,288
 Housing and Redevelopment Authority of the
   City of Saint Paul, Minnesota, Nursing Home
   Development Revenue Bonds, Series 1988
   (St. Mary's Home Project),
   10.0%, 12-1-2018 ......................       855      977,906
   Total .................................              5,331,694

MISSISSIPPI - 0.90%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control Refunding
   Revenue Bonds (Weyerhaeuser Company
   Project), Series 1992B, Indexed Inverse
   Floating/Fixed Term Bonds,
   8.57%, 4-1-2022 (D) ...................     2,000    2,215,000
 Adams County, Mississippi, Hospital Revenue
   Bonds, Series 1991 (Jefferson Davis Memorial
   Hospital Project),
   8.0%, 10-1-2016 .......................     1,200    1,375,500
   Total .................................              3,590,500


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI - 7.06%
 State Environmental Improvement and Energy
   Resources Authority (State of Missouri),
   Water Facilities Revenue Bonds
   (Tri-County Water Authority Project),
   Series 1992:
   8.75%, 4-1-2022 .......................   $ 4,340 $  4,763,150
   8.25%, 4-1-2002 .......................       620      661,850
 Lake of the Ozarks Community Bridge
   Corporation, Bridge System Revenue Bonds,
   Series 1996,
   6.4%, 12-1-2025 .......................     3,500    3,351,250
 Bi-State Development Agency of the Missouri-
   Illinois Metropolitan District, Adjustable
   Rate Terminal Facilities, Revenue Refunding
   Bonds (American Commercial Terminals, Inc.
   Project), Series 1985,
   7.75%, 6-1-2010 .......................     3,000    3,262,500
 The Industrial Development Authority of the
   City of Kansas City, Missouri, Revenue Bonds
   (The Bishop Spencer Place, Incorporated
   Project), Series 1994,
   8.0%, 9-1-2016 ........................     2,965    3,009,475
 The Industrial Development Authority of the
   City of Hannibal, Missouri, Health
   Facilities Revenue Bonds (Hannibal
   Regional Healthcare System - Medical
   Center of Northeast Missouri Project),
   Series 1992,
   9.5%, 3-1-2022 ........................     2,250    2,812,500
 Regional Convention and Sports Complex
   Authority, Convention and Sports Facility
   Project Bonds, Series C 1991 (The City of
   St. Louis, Missouri, Sponsor):
   7.9%, 8-15-2021 .......................     1,500    1,650,000
   7.75%, 8-15-2001 ......................       780      819,975
 Certificates of Participation,
   Series 1994, Public Water
   Supply District No. 2 of St. Charles
   County, Missouri,
   8.25%, 12-1-2020 ......................     2,000    2,085,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 The City of Lake Saint Louis, Missouri,
   Public Facilities Authority, Certificates
   of Participation (Municipal Golf Course
   Project), Series 1993,
   7.55%, 12-1-2014 ......................   $ 2,000 $  2,062,500
 The Industrial Development Authority of
   the City of St. Louis, Missouri,
   Industrial Revenue Refunding Bonds
   (Kiel Center Multipurpose Arena Project),
   Series 1992,
   7.75%, 12-1-2013 ......................     1,500    1,603,125
 The Industrial Development Authority of the
   City of Springfield, Missouri,
   Industrial Development Refunding Revenue
   Bonds (Health Care Realty of Springfield,
   Ltd. Project), Series 1988,
   10.25%, 12-1-2010 .....................     1,150    1,178,969
 The Industrial Development Authority of
   Callaway County, Missouri, Industrial
   Development Revenue Bonds (A.P. Green
   Refractories Co. Project), Series 1984,
   8.6%, 11-1-2014 .......................       900      969,750
   Total .................................             28,230,044

NEVADA - 1.07%
 Clark County, Nevada, Industrial Development
   Revenue Bonds (Southwest Gas Corporation),
   1992 Series B,
   7.5%, 9-1-2032 ........................     4,000    4,260,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW HAMPSHIRE - 4.83%
 New Hampshire Higher Educational and Health
   Facilities Authority:
   First Mortgage Revenue Bonds:
   RiverMead at Peterborough Issue,
   Series 1994,
   8.5%, 7-1-2024 ........................   $ 4,110 $  4,361,738
   RiverWoods at Exeter Issue,
   Series 1993,
   9.0%, 3-1-2023 ........................     2,000    2,167,500
   Hospital Revenue Bonds:
   Catholic Medical
   Center Issue, Series 1989,
   8.25%, 7-1-2013 .......................     3,000    3,206,250
   Monadnock Community Hospital
   Issue, Series 1990,
   9.125%, 10-1-2020 .....................     1,455    1,553,213
   St. Joseph Hospital Issue,
   Series 1991,
   7.5%, 1-1-2016 ........................     1,000    1,051,250
   Revenue Bonds, New Hampshire Catholic
   Charities Issue, Series 1991,
   8.4%, 8-1-2011 ........................     1,700    1,829,625
 The Industrial Development Authority of the
   State of New Hampshire, Pollution Control
   Revenue Bonds, Public Service Company of
   New Hampshire Project:
   1991 Tax-Exempt Series A,
   7.65%, 5-1-2021 .......................     2,000    2,035,000
   1991 Tax-Exempt Series C,
   7.65%, 5-1-2021 .......................     2,000    2,035,000
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-2013 ........................     1,830    1,084,275
   Total .................................             19,323,851


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW JERSEY - 4.94%
 New Jersey Economic Development Authority:
   First Mortgage Revenue Fixed Rate Bonds:
   Franciscan Oaks Project - Series 1992A,
   8.5%, 10-1-2023 .......................   $ 3,500 $  3,745,000
   Winchester Gardens at Ward Homestead
   Project - Series 1996A,
   8.625%, 11-1-2025 .....................     3,000    3,033,750
   Fellowship Village Project - Series 1995A,
   9.25%, 1-1-2025 .......................     2,500    2,725,000
   Senior Mortgage Revenue Bonds, Arbor
   Glen  of Bridgewater Project, Series
   1996A Bonds,
   8.75%, 5-15-2026 ......................     3,000    3,033,750
   First Mortgage Revenue Bonds, The
   Evergreens - Series 1992,
   9.25%, 10-1-2022 ......................     2,000    2,240,000
 Pollution Control Financing Authority of
   Camden County (Camden County, New Jersey),
   Solid Waste Disposal and Resource
   Recovery System Revenue Bonds,
   Series 1991B (AMT),
   7.5%, 12-1-2009 .......................     5,000    4,993,750
   Total .................................             19,771,250

NEW MEXICO - 1.63%
 City of Santa Fe, New Mexico, Industrial
   Revenue Housing Refunding Bonds (Ponce
   de Leon Limited Partnership Project),
   Series 1995,
   7.25%, 12-1-2005 ......................     3,500    3,565,625
 New Mexico Educational Assistance
   Foundation, Student Loan Purchase Bonds,
   Second Subordinate 1994 Series II-C (AMT),
   6.0%, 12-1-2008 .......................     3,000    2,962,500
   Total .................................              6,528,125


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK - 1.06%
 The Port Authority of New York and New
   Jersey, Special Project Bonds, Series 2,
   Continental Airlines, Inc. and Eastern Air
   Lines, Inc. Project, LaGuardia Airport
   Passenger Terminal,
   9.125%, 12-1-2015 .....................   $ 1,945 $  2,178,400
 New York City Industrial Development Agency,
   Civic Facility Revenue Bonds (YMCA of
   Greater New York Project),
   8.0%, 8-1-2016 ........................     1,000    1,066,250
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-2024 ......................     1,000    1,006,250
   Total .................................              4,250,900

OHIO - 0.78%
 Hamilton County, Ohio, Health System Revenue
   Bonds, Providence Hospital Issue,
   Series 1992,
   6.875%, 7-1-2015 ......................     2,000    2,045,000
 County of Lorain, Ohio, First Mortgage
   Revenue Bonds, 1992 Series A (Kendal at
   Oberlin Project),
   8.625%, 2-1-2022 ......................     1,000    1,082,500
   Total .................................              3,127,500

OKLAHOMA - 3.74%
 Oklahoma County Industrial Authority,
   Industrial Development Revenue Bonds:
   1986 Series B (Choctaw Nursing
   Center Project):
   10.25%, 9-1-2016 (E) ..................     1,230    1,168,500
   10.125%, 9-1-2006 (E) .................       525      498,750
   1986 Series A (Westlake Nursing Center
   Project):
   10.25%, 9-1-2016 ......................       905      933,281
   10.125%, 9-1-2006 .....................       430      442,363
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-2019 ......................     2,685    2,866,237
 The Clinton Public Works Authority,
   Refunding and Improvement Revenue
   Bonds, Series 1994,
   6.25%, 1-1-2019 .......................     2,575    2,523,500


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA (Continued)
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-2020 .......................   $ 2,025 $  2,068,031
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-2008 ........................     1,600    1,728,000
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-2019 .......................     1,415    1,455,681
 Holdenville Industrial Authority,
   Correctional Facility Revenue Bonds,
   Series 1995,
   6.7%, 7-1-2015 ........................     1,250    1,268,750
   Total .................................             14,953,093

OREGON - 1.66%
 Klamath Falls Intercommunity Hospital
   Authority, Gross Revenue Bonds,
   Series 1994 (Merle West Medical Center
   Project),
   7.1%, 9-1-2024 ........................     3,500    3,701,250
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   8.0%, 6-1-2021 ........................     3,000    2,932,500
   Total .................................              6,633,750

PENNSYLVANIA - 7.72%
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds
   (Riddle Village Project):
   Series 1992,
   9.25%, 6-1-2022 .......................     6,000    6,652,500
   Series 1994,
   8.25%, 6-1-2022 .......................     4,000    4,315,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Luzerne County Industrial Development
   Authority:
   Exempt Facilities Revenue Refunding Bonds,
   1992 Series A (Pennsylvania Gas and
   Water Company Project),
   7.2%, 10-1-2017 .......................   $ 2,000 $  2,095,000
   Exempt Facilities Revenue Bonds, 1992
   Series B (Pennsylvania Gas and Water
   Company Project),
   7.125%, 12-1-2022 .....................     1,000    1,041,250
 Allegheny County Industrial Development
   Authority (Pennsylvania), Environmental
   Improvement Revenue Bonds (USX Corporation
   Project), Refunding Series A 1994,
   6.7%, 12-1-2020 .......................     3,000    3,097,500
 McKeesport Hospital Authority (Commonwealth
   of Pennsylvania), Hospital Revenue Bonds,
   Series of 1993 (McKeesport Hospital Project),
   6.5%, 7-1-2008 ........................     2,500    2,484,375
 Pennsylvania Economic Development Financing
   Authority, Exempt Facilities Revenue Bonds
   (MacMillan Bloedel Clarion Limited
   Partnership Project), Series of 1995,
   7.6%, 12-1-2020 .......................     2,000    2,215,000
 Allentown Area Hospital Authority, Hospital
   Revenue Bonds (Sacred Heart Hospital of
   Allentown), Series A of 1993,
   6.75%, 11-15-2014 .....................     2,115    2,144,081
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-2016 ......................     2,000    1,982,500
 South Wayne County Water and Sewer Authority
   (Wayne County, Pennsylvania), Sewer Revenue
   Bonds, Series of 1992,
   8.2%, 4-15-2013 .......................     1,830    1,855,163
 The Cambria County Industrial Development
   Authority (Pennsylvania), Pollution
   Control Revenue Refunding Bonds,
   Series 1994 (Bethlehem Steel
   Corporation Project),
   7.5%, 9-1-2015 ........................     1,440    1,488,600


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Clarion County Industrial Development Authority
   (Pennsylvania), Health Facilities Revenue
   Refunding Bonds (Beverly Enterprises
   Project), Series 1985,
   10.125%, 5-1-2007 .....................   $   830 $    905,737
 Wilkins Area Industrial Development Authority
   (Pennsylvania), First Mortgage Revenue
   Bonds (Longwood at Oakmont, Inc. Continuing
   Care Retirement Community Project),
   Series 1991A,
   10.0%, 1-1-2021 .......................       525      586,688
   Total .................................             30,863,394

RHODE ISLAND - 1.23%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-2016 .......................     2,000    2,042,500
 Pawtucket Public Buildings Authority (Water
   System Project), Revenue Bonds, Series 1991:
   7.6%, 7-1-2010 ........................       840      954,450
   7.6%, 7-1-2009 ........................       785      891,956
 Rhode Island Health and Educational Building
   Corporation, Hospital Financing Revenue Bonds,
   South County Hospital Issue - Series 1991,
   7.25%, 11-1-2011 ......................     1,000    1,043,750
   Total .................................              4,932,656

SOUTH CAROLINA - 0.92%
 South Carolina State Housing, Finance
   and Development Authority, Multifamily
   Housing Mortgage Revenue Bonds (United
   Dominion-Plum Chase), Series 1991,
   8.5%, 10-1-2021 .......................     2,000    2,170,000
 McCormick County, South Carolina, Hospital
   Facilities Revenue Bonds, Series 1988
   (McCormick Health Care Center Project),
   10.5%, 3-1-2018 .......................     1,455    1,489,134
   Total .................................              3,659,134

SOUTH DAKOTA - 0.49%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-2013 .......................     2,000    1,970,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE - 1.78%
 The Industrial Development Board of the
   County of McMinn, Solid Waste Recycling
   Facilities Revenue Bonds, Series 1992
   (Calhoun Newsprint Company Project -
   Bowater Incorporated Obligor),
   7.4%, 12-1-2022 .......................   $ 2,000 $  2,147,500
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-2012 ......................     2,000    2,052,500
 The Industrial Development Board of the
   Metropolitan Government of Nashville and
   Davidson County, Multi-Family Housing
   Revenue Bonds (River Retreat II, Ltd.
   Project), Series 1986,
   9.5%, 5-1-2017 ........................     1,500    1,518,960
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-2016 ........................     1,400    1,408,750
   Total .................................              7,127,710

TEXAS - 5.37%
 Alliance Airport Authority, Inc., Special
   Facilities Revenue Bonds:
   American Airlines, Inc. Project:
   Series 1990,
   7.5%, 12-1-2029 .......................     7,885    8,387,669
   Series 1991,
   7.0%, 12-1-2011 .......................     4,500    4,921,875
   Federal Express Corporation Project,
   Series 1996,
   6.375%, 4-1-2021 ......................     3,500    3,465,000
 Dallas-Fort Worth International Airport
   Facility Improvement Corporation:
   American Airlines, Inc., Revenue Bonds,
   Series 1990,
   7.5%, 11-1-2025 .......................     2,000    2,132,500
   Delta Air Lines, Inc. Revenue Bonds,
   Series 1991,
   7.6%, 11-1-2011........................     1,300    1,404,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Housing Authority of the City of Odessa,
   Texas, Multifamily Mortgage Revenue Bonds,
   Series 1993A (Section 8 Assisted Project),
   6.375%, 10-1-2010 .....................   $ 1,225 $  1,176,000
   Total .................................             21,487,044

UTAH - 0.88%
 Carbon County, Utah, Solid Waste Disposal
   Refunding Revenue Bonds, Series 1991
   (Sunnyside Cogeneration Associates Project),
   9.25%, 7-1-2018 .......................     2,500    1,750,000
 Brigham City, Box Elder County, Utah,
   Special Assessment Bonds, Series 1990
   (Brigham City, Utah, Special Improvement
   District No. 22),
   9.25%, 8-1-2010 .......................     1,690    1,749,150
   Total .................................              3,499,150

VERMONT - 1.89%
 Vermont Industrial Development Authority,
   Mortgage Revenue Bonds, Wake Robin
   Corporation Project, Series 1993A:
   8.75%, 4-1-2023 .......................     4,465    4,838,944
   8.75%, 3-1-2023 .......................     2,500    2,709,375
   Total .................................              7,548,319

VIRGIN ISLANDS - 0.37%
 Virgin Islands Public Finance Authority,
   Revenue Refunding Bonds (Virgin Islands
   General Obligation/Matching Fund Loan
   Notes), Series 1992 A,
   7.25%, 10-1-2018 ......................     1,400    1,489,250

VIRGINIA - 0.68%
 Industrial Development Authority of the
   County of Prince William (Virginia),
   Residential Care Facility First Mortgage
   Revenue Bonds (Westminster at Lake Ridge),
   Series 1992A,
   10.0%, 1-1-2022 .......................     2,500    2,706,250


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WEST VIRGINIA - 0.39%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-2025 .......................   $ 1,500 $  1,545,000

WISCONSIN - 1.59%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-2015 ......................     3,400    3,357,500
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-2025 .......................     3,000    2,988,750
   Total .................................              6,346,250

WYOMING - 0.65%
 Sweetwater County, Wyoming, Solid Waste
   Disposal Revenue Bonds (FMC Corporation
   Project), Series 1994B,
   6.9%, 9-1-2024 ........................     2,500    2,609,375

TOTAL MUNICIPAL BONDS - 97.92%                       $391,514,063
 (Cost: $375,141,448)

TOTAL SHORT-TERM SECURITIES - 1.41%                  $  5,628,822
 (Cost: $5,628,822)

TOTAL INVESTMENT SECURITIES - 99.33%                 $397,142,885
 (Cost: $380,770,270)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.67%       2,680,808

NET ASSETS - 100.00%                                 $399,823,693


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996


Notes to Schedule of Investments


(A) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(B) Coupon resets weekly to 11.95% - Kenny S&P Index. Minimum coupon rate is 0%. On February 15, 1999, rate becomes fixed at 6.65%.

(C)  Security is paying partial interest.

(D) Coupon resets weekly to 11.95% - Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1999, rate becomes fixed at 6.70%.

(E) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996

Assets
 Investment securities - at value
   (Notes 1 and 3) ................................. $397,142,885
 Cash  .............................................      157,206
 Receivables:
   Interest ........................................    8,367,753
   Fund shares sold ................................      593,158
 Prepaid insurance premium  ........................       11,213
                                                     ------------
    Total assets  ..................................  406,272,215
                                                     ------------
Liabilities
 Payable for investment securities purchased  ......    4,515,690
 Payable for Fund shares redeemed  .................    1,520,960
 Dividends payable  ................................      206,153
 Accrued service fee  ..............................      114,800
 Accrued transfer agency and dividend disbursing  ..       27,434
 Accrued accounting services fee  ..................        5,000
 Other  ............................................       58,485
                                                     ------------
    Total liabilities  .............................    6,448,522
                                                     ------------
      Total net assets ............................. $399,823,693
                                                     ============
Net Assets
 $1.00 par value capital stock, authorized --
   100,000,000; shares outstanding -- 75,252,656
   Capital stock ................................... $ 75,252,656
   Additional paid-in capital ......................  308,690,937
 Accumulated undistributed income (loss):
   Accumulated undistributed net realized
    loss on investment transactions  ...............     (492,515)
   Net unrealized appreciation in value of
    investments at end of period  ..................   16,372,615
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $399,823,693
                                                     ============
Net asset value per share (net assets divided
 by shares outstanding)  ...........................        $5.31
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1996

Investment Income
 Interest  .........................................  $28,206,563
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    1,985,305
   Service fee .....................................      542,524
   Transfer agency and dividend disbursing .........      331,300
   Legal fees ......................................       82,152
   Accounting services fee .........................       60,000
   Audit fees ......................................       28,795
   Custodian fees ..................................       20,964
   Other ...........................................      116,004
                                                      -----------
    Total expenses  ................................    3,167,044
                                                      -----------
      Net investment income ........................   25,039,519
                                                      -----------
Realized and Unrealized Gain on Investments
 Realized net gain on investments  .................    2,528,353
 Unrealized appreciation in value of investments
   during the period ...............................      772,319
                                                      -----------
   Net gain on investments .........................    3,300,672
                                                      -----------
    Net increase in net assets resulting
      from operations ..............................  $28,340,191
                                                      ===========


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the fiscal year
                                            ended September 30,
                                      -----------------------------
                                             1996        1995
                                      --------------   ------------
Increase in Net Assets
 Operations:
   Net investment income ...............$ 25,039,519 $ 24,427,319
   Realized net gain (loss)
    on investments  ....................   2,528,353   (2,721,891)
   Unrealized appreciation .............     772,319   15,084,134
                                        ------------ ------------
    Net increase in net assets
      resulting from operations ........  28,340,191   36,789,562
                                        ------------ ------------
 Dividends to shareholders:*
   From net investment income .......... (25,039,519) (24,427,319)
   In excess of realized net gain
    from investment transactions  ......         ---   (1,673,583)
                                        ------------ ------------
                                         (25,039,519) (26,100,902)
                                        ------------ ------------
 Capital share transactions:
   Proceeds from sale of shares
    (7,034,526 and 9,693,367 shares,
    respectively)  .....................  37,292,742   49,317,843
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (3,840,968 and 3,868,221
    shares, respectively)  .............  20,390,179   19,837,687
   Payments for shares redeemed
    (8,297,041 and 8,253,031 shares,
    respectively)  ..................... (43,964,829) (42,201,117)
                                        ------------ ------------
    Net increase in net assets
      resulting from capital
      share transactions ...............  13,718,092   26,954,413
                                        ------------ ------------
      Total increase ...................  17,018,764   37,643,073
Net Assets
 Beginning of period  .................. 382,804,929  345,161,856
                                        ------------ ------------
 End of period  ........................$399,823,693 $382,804,929
                                        ============ ============
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====

                    *See "Financial Highlights" on page 30.


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:
                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1996   1995    1994   1993    1992
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........          $5.27  $5.12   $5.53  $5.23   $5.05
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........            .34    .35     .34    .35     .36
 Net realized and
   unrealized gain
   (loss) on
   investments .....            .04    .17   (0.34)   .34     .18
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......            .38    .52    0.00    .69     .54
                              -----  -----   -----  -----   -----
Less distributions:
 Dividends declared from
   net investment
   income ..........          (0.34) (0.35)  (0.34) (0.35)  (0.36)
 Distribution from
   capital gains ...          (0.00) (0.00)  (0.07) (0.04)  (0.00)
 Distribution in excess
   of capital gains.          (0.00) (0.02)  (0.00) (0.00)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions.          (0.34) (0.37)  (0.41) (0.39)  (0.36)
                              -----  -----   -----  -----   -----
Net asset value, end
 of period  ........          $5.31  $5.27   $5.12  $5.53   $5.23
                              =====  =====   =====  =====   =====
Total return* ......           7.40% 10.63%   0.05% 13.77%  11.08%
Net assets, end
 of period (000
 omitted) ..........       $399,824$382,805$345,162$329,373$260,777
Ratio of expenses to
 average net
 assets  ...........           0.81%  0.76%   0.76%  0.70%   0.72%
Ratio of net investment
 income to average
 net assets  .......           6.41%  6.75%   6.39%  6.49%   7.08%
Portfolio turnover
 rate  .............          26.91% 19.07%  26.26% 26.13%  54.18%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996

NOTE 1 -- Significant Accounting Policies

     United Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of income which is not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined by the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .10% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $14.7 billion of combined net assets at September 30, 1996) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month ($1.0208 per account prior to April 1, 1996), plus $0.30 for each account on which a dividend or distribution of cash or shares was paid in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received direct and indirect gross sales commissions (which are not an expense of the Fund) of $1,000,554, out of which W&R paid sales commissions of $558,497 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $15,106.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $113,817,344, while proceeds from maturities and sales aggregated $102,880,776. Purchases of short-term securities aggregated $131,082,029, while proceeds from maturities and sales aggregated $127,600,561. No U.S. Government securities were bought or sold during the period ended September 30, 1996.

     For Federal income tax purposes, cost of investments owned at September 30, 1996 was $381,544,055, resulting in net unrealized appreciation of $15,598,830, of which $17,584,973 related to appreciated securities and $1,986,143 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital gain net income of $279,195 during its fiscal year ended September 30, 1996, which included losses of $1,960,745 deferred from the year ended September 30, 1995 (see discussion below). The capital gain will be distributed to the Fund's shareholders.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses incurred between each November 1 and the end of its next fiscal year ("post-October losses"). From November 1, 1994 through September 30, 1995, the Fund incurred net capital losses of $1,960,745, which were deferred to the fiscal year ended September 30, 1996.

NOTE 5 -- Multiclass Operations

     On January 30, 1996, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. As of September 30, 1996, the Fund had not commenced multiclass operations.

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders of United Municipal High Income Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Municipal High Income Fund, Inc. (the "Fund") at September 30, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
Kansas City, Missouri
November 8, 1996

INCOME TAX INFORMATION

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly on the 27th of the month or on the preceding business day if the 27th is a weekend or holiday.

Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 1996:

                         PER-SHARE AMOUNTS REPORTABLE AS:
     -------------------------------------------------------------
                        For Individuals         For Corporations
           ------------------------------- -----------------------------
Record      Ordinary    ExemptLong-Term     Non- ExemptLong-Term
 Date         Income  InterestCapital GainQualifyingInterestCapitalGain
-------------------------------------------------------------------------
October
  through
  December
  1995       1.2885%  98.7115%     ---%  1.2885%98.7115%    ---%
January
  through
  September
  1996        1.2808   98.7192      ---   1.280898.7192      ---

NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The actual taxable amounts of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax advisors concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Doyle Patterson, Kansas City, Missouri
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona




OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President





This report is submitted for the general information of the shareholders of United Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal High Income Fund, Inc. current prospectus.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

NUR1014A(9-96)

printed on recycled paper